Related Party Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Settled amount				R$ 159,274
Principal interest				R$ 158,849
Balance to judicial recovery			R$ 25,936
Copel COM [Member] | Energy Sale Contracts [Member]
Disclosure of subsidiaries [line items]
Purchase commitments	R$ 15,964	R$ 31,971
Sales commitments	201,272	216,029
Copel Comercializacao SA [Member] | Financial guarantee contracts [Member]
Disclosure of subsidiaries [line items]
Provision of guarantees or collateral by entity, related party transactions	4,261	4,492
Copel Geracao e Transmissao SA [Member] | Financial guarantee contracts [Member]
Disclosure of subsidiaries [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 495,653	R$ 602,520